PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Benefit Obligations and Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	$ 11	$ 12
Deferred pension assets	610	647
Accrued liabilities	0	0
Post-retirement and post-employment benefit liability	0	0
Net (funded) unfunded status	(621)	(659)
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Deferred pension assets	0	0
Accrued liabilities	77	75
Post-retirement and post-employment benefit liability	1,654	1,574
Net (funded) unfunded status	$ 1,731	$ 1,649